Commitments and Contingencies (Details)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 TWD ($)	Dec. 31, 2025 TWD ($)	Sep. 17, 2025 USD ($)	Sep. 17, 2025 TWD ($)
Commitments and Contingencies [Abstract]
Obligation payment	$ 2,450,000
Purchase of real estate				$ 8,890,625	$ 284,500,000
Exchange rate				32	32
Cash reserve	7,467,812		$ 238,970,000
Potential loan	$ 6,223,437	$ 199,150,000